STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common Stock, Shares Authorized	50,000,000		50,000,000		50,000,000	50,000,000
Common Stock, Par Value	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Proceeds from Issuance of Common Stock			$ 175,000	$ 471,967	$ 1,238,430	$ 1,412,050
Stock-based compensation	$ 0	$ 0	233,505	600,000	2,264,081	0
Proceeds from sale of stock		$ 791,746	$ 175,000	$ 1,263,713	$ 1,267,115	$ 1,433,050
Consultants [Member]
Class of Stock [Line Items]
Number of stock sold					443,143
Stock-based compensation					$ 451,081
Other prepaid expenses					557,054
Prepaid expenses					235,375
Chief Executive Officer [Member]
Class of Stock [Line Items]
Officer compensation					$ 200,000
Common Stock [Member]
Class of Stock [Line Items]
Number of stock sold		497,838	130,000	812,482	814,740	984,701
Stock shares issued for services					740,000
Stock-based compensation					$ 1,810,000
Proceeds from sale of stock		$ 498	$ 130	$ 812	$ 814	$ 985
Common Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Share price						$ 0.50
Common Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Share price						$ 1.50
Common Stock [Member] | Various Investors [Member]
Class of Stock [Line Items]
Number of stock sold			130,000	812,482		984,701
Share price		$ 1.50		$ 1.50	$ 1.50
Proceeds from Issuance of Common Stock			$ 175,000	$ 1,263,713	$ 1,265,615	$ 1,412,050
Offering costs				28,685	28,685	68,499
Subscriptions receivable		$ 0		$ 0	0	$ 1,500
Expiry term	2 years		2 years
Common Stock [Member] | Various Investors [Member] | Minimum [Member]
Class of Stock [Line Items]
Share price	$ 1.00		$ 1.00
Exercise price	3.00		3.00
Common Stock [Member] | Various Investors [Member] | Maximum [Member]
Class of Stock [Line Items]
Share price	2.50		2.50
Exercise price	$ 5.00		$ 5.00
Common Stock [Member] | Two Employess [Member]
Class of Stock [Line Items]
Stock shares issued for services				400,000
Stock-based compensation				$ 600,000
Preferred Stock [Member]
Class of Stock [Line Items]
Subscriptions receivable					$ 400,000
Stock shares issued for services					300,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	1,000,000		1,000,000		1,000,000	1,000,000
Preferred Stock, Par Value	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Voting Rights			The holder of the Series A preferred stock is entitled to 80% of all voting rights available at the time of any vote.		The holder of the Series A preferred stock is entitled to 80% of all voting rights available at the time of any vote.
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	560,000		560,000		560,000	260,000
Preferred Stock, Par Value	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Series B Preferred Stock [Member] | Various Investors [Member]
Class of Stock [Line Items]
Number of stock sold							260,000
Share price							$ 2.50
Proceeds from sale of stock							$ 650,000